Guarantor Financial Statements Condensed Consolidating Statement of Income (Tables)	9 Months Ended
Sep. 30, 2013
Condensed Income Statement [Table Text Block]

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income (Unaudited)
Nine Months Ended September 30, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$587,278	$939,662	$1,470,619	$(688,074)	$2,309,485
Cost of sales	—	557,444	835,099	1,313,194	(688,070)	2,017,667
Selling, general and administrative	31,851	10,696	67,203	67,477	—	177,227
Depreciation	—	3,599	20,397	16,521	—	40,517
Amortization	—	—	7,007	18	—	7,025
Equity in (earnings) losses of investees and subsidiaries	(67,760)	(85,792)	(43)	(72)	153,595	(72)
Restructuring and relocation costs	(15)	264	8	(3)	—	254
Operating income (loss)	35,924	101,067	9,991	73,484	(153,599)	66,867
Interest income	—	12	128	2,057	—	2,197
Interest expense	(16,405)	(27,563)	(701)	(29)	—	(44,698)
Loss on debt extinguishment	(843)	(5,432)	—	—	—	(6,275)
Other income (expense), net	1,037	(324)	250	655	4	1,622
Income (loss) before income taxes	19,713	67,760	9,668	76,167	(153,595)	19,713
Income tax (expense) benefit	(4,050)	(2,643)	(3,547)	267	5,923	(4,050)
Net income (loss)	$15,663	$65,117	$6,121	$76,434	$(147,672)	$15,663

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income (Unaudited)
Quarter Ended September 30, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$200,307	$302,625	$447,080	$(226,950)	$723,062
Cost of sales	—	190,790	271,950	409,395	(226,965)	645,170
Selling, general and administrative	12,446	1,955	23,775	22,790	—	60,966
Depreciation	—	1,140	6,741	5,554	—	13,435
Amortization	—	—	2,336	6	—	2,342
Equity in (earnings) losses of investees	(3,448)	(6,878)	(16)	—	10,342	—
Restructuring and relocation costs	(15)	111	(100)	—	—	(4)
Operating income (loss)	(8,983)	13,189	(2,061)	9,335	(10,327)	1,153
Interest income	—	1	26	663	—	690
Interest expense	(5,031)	(9,743)	(576)	(6)	—	(15,356)
Other income (expense), net	—	1	85	(572)	(15)	(501)
Income (loss) before income taxes	(14,014)	3,448	(2,526)	9,420	(10,342)	(14,014)
Income tax (expense) benefit	(3,800)	(3,249)	1,289	(391)	2,351	(3,800)
Net income (loss)	$(17,814)	$199	$(1,237)	$9,029	$(7,991)	$(17,814)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income (Unaudited)
Quarter Ended September 30, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$171,655	$305,288	$440,500	$(203,276)	$714,167
Cost of sales	515	157,994	268,183	420,127	(203,241)	643,578
Selling, general and administrative	10,189	5,596	23,910	30,161	—	69,856
Depreciation	—	1,067	7,194	5,058	—	13,319
Amortization	—	—	2,348	7	—	2,355
Equity in (earnings) losses of investees and subsidiaries	52,078	53,331	406	29,112	(105,815)	29,112
Goodwill impairment	—	—	—	1,779	—	1,779
Restructuring and relocation costs	8,041	448	7,963	3,820	—	20,272
Operating income (loss)	(70,823)	(46,781)	(4,716)	(49,564)	105,780	(66,104)
Interest income	—	15	75	579	—	669
Interest expense	(6,830)	(5,312)	(27)	(50)	—	(12,219)
Other income (expense), net	(1)	—	44	(125)	82	—
Income (loss) before income taxes	(77,654)	(52,078)	(4,624)	(49,160)	105,862	(77,654)
Income tax (expense) benefit	10,900	6,600	(419)	2,661	(8,842)	10,900
Net income (loss)	$(66,754)	$(45,478)	$(5,043)	$(46,499)	$97,020	$(66,754)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Income (Unaudited)
Nine Months Ended September 30, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net sales	$—	$528,325	$958,109	$1,483,827	$(629,445)	$2,340,816
Cost of sales	917	474,364	837,384	1,393,416	(629,925)	2,076,156
Selling, general and administrative	34,565	11,718	72,260	84,253	—	202,796
Depreciation	—	2,841	21,230	15,305	—	39,376
Amortization	—	—	7,045	19	—	7,064
Equity in (earnings) losses of investees and subsidiaries	17,719	33,412	187	31,681	(51,318)	31,681
Goodwill impairment	—	—	—	1,779	—	1,779
Restructuring and relocation costs	10,189	6,515	10,081	4,120	—	30,905
Operating income (loss)	(63,390)	(525)	9,922	(46,746)	51,798	(48,941)
Interest income	—	21	146	2,151	—	2,318
Interest expense	(20,262)	(12,438)	(64)	(201)	—	(32,965)
Other income (expense), net	4,064	(4,777)	1,133	60	(480)	—
Income (loss) before income taxes	(79,588)	(17,719)	11,137	(44,736)	51,318	(79,588)
Income tax (expense) benefit	7,200	(451)	(6,934)	357	7,028	7,200
Net income (loss)	$(72,388)	$(18,170)	$4,203	$(44,379)	$58,346	$(72,388)